Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		42 Months Ended	48 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Accounting Policies [Abstract]
Company retains percentage of retail sales fort content library			90.00%
The Federal Deposit Insurance Corporation (FDIC) provide deposits coverage	$ 250,000		$ 250,000		$ 250,000		$ 250,000	$ 250,000
Net impairment of intangible assets					1,393,131	1,720,229	3,623,360	3,113,360
Expenses for marketing, promotions and advertising	$ 0	$ 0	$ 1,500	$ 0	$ 0	$ 43,414	$ 2,676,509	$ 2,678,009
Common stock equivalents from warrants and convertible notes payable	44,082,000	19,667,000	44,082,000	19,667,000	51,500,000	8,131,000